COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS
Schedule of gross contractual obligations

The following table provides the Company’s gross contractual obligations as of December 31, 2017:

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total

Purchase commitments	$5,399	$—	$—	$—	$5,399
Decommissioning and restoration provision	—	318	—	18,118	18,436
Office lease	573	96	—	—	669
Repayment of credit facility	423,776	—	—	—	423,776
Repayment of convertible notes	2,250	6,750	101,116	—	110,116

	$431,998	$7,164	$101,116	$18,118	$558,396